OFFSETTING (Details) - EUR (€) € in Millions		Dec. 31, 2016	Dec. 31, 2015
Derivative instruments
Gross amounts of recognised financial assets	[1]	€ 4,547	€ 4,073
Positive market values from derivative financial instruments	[1]	(65)	0
Negative market values from derivative financial instruments	[1]	0	0
Net amounts of financial assets presented in the balance sheet	[1]	4,482	4,073
Financial instruments	[1]	(2,380)	(2,191)
Cash collateral received	[1]	(629)	(513)
Net amount	[1]	1,473	1,369
Securities purchased under agreements to resell
Gross amounts of recognised financial assets		3	6
Positive market values from derivative financial instruments		0	0
Negative market values from derivative financial instruments		0	0
Net amounts of financial assets presented in the balance sheet		3	6
Financial instruments		(3)	(6)
Cash collateral received		0	0
Net amount		0	0
Deposits in margin accounts
Gross amounts of recognised financial assets	[2]	1,414
Positive market values from derivative financial instruments	[2]	0
Negative market values from derivative financial instruments	[2]	(120)
Net amounts of financial assets presented in the balance sheet	[2]	1,294
Financial instruments	[2]	0
Cash collateral received	[2]	0
Net amount	[2]	1,294
Total
Gross amounts of recognised financial assets		5,964	4,079
Positive market values from derivative financial instruments		(65)	0
Negative market values from derivative financial instruments		(120)	0
Net amounts of financial assets presented in the balance sheet		5,779	4,079
Financial instruments		(2,383)	(2,197)
Cash collateral received		(629)	(513)
Net amount		2,767	1,369
Derivative instruments
Gross amounts of recognised financial liabilities	[3]	5,356	4,808
Negative market values from derivative financial instruments	[3]	(65)	0
Deposits in margin accounts	[3]	120	0
Net amounts of financial liabilities presented in the balance sheet	[3]	5,171	4,808
Financial instruments	[3]	(1,354)	(1,284)
Cash collateral pledged	[3]	(865)	(995)
Net amount	[3]	2,952	2,529
Securities sold under agreements to resell
Gross amounts of recognised financial liabilities		4,740	85
Negative market values from derivative financial instruments		0	0
Deposits in margin accounts		0	0
Net amounts of financial liabilities presented in the balance sheet		4,740	85
Financial instruments		(4,740)	(85)
Cash collateral pledged		0	0
Net amount		0	0
Total
Gross amounts of recognised financial liabilities		10,096	4,893
Negative market values from derivative financial instruments		(65)	0
Deposits in margin accounts		(120)	0
Net amounts of financial liabilities presented in the balance sheet		9,911	4,893
Financial instruments		(6,094)	(1,369)
Cash collateral pledged		(865)	(995)
Net amount		€ 2,952	€ 2,529

[1]	Included in Derivative assets in the Group's balance sheet at December 31, 2015 and 2016.
[2]	Included in Interest bearing deposits with banks in the Group's balance sheet at December 31, 2015 and 2016.
[3]	Included in Derivative liabilities in the Group's balance sheet at December 31, 2015 and 2016.